Condensed Consolidated Statements of Shareholders' Deficit - USD ($)	Common Stock	Additional Paid-in Capital	Retained Earnings	Total
Equity, Attributable to Parent, Beginning Balance at Dec. 31, 2022	$ 1,708	$ 4,159,075	$ (5,744,699)	$ (1,583,916)
Shares, Outstanding, Beginning Balance at Dec. 31, 2022	17,075,950
Common stock issued for Restricted Stock Awards	$ 25	(25)	0	0
Common stock issued for Restricted Stock Awards	250,000
Stock-based compensation on RSA's vested	$ 0	166,424	0	166,424
Net Income (Loss)	0	0	(560,789)	(560,789)
Equity, Attributable to Parent, Ending Balance at Dec. 31, 2023	$ 1,733	4,325,474	(6,305,488)	(1,978,281)
Shares, Outstanding, Ending Balance at Dec. 31, 2023	17,325,950
Deposit on Investment				0
Stock-based compensation on RSA's vested	$ 0	15,875	0	15,875
Net Income (Loss)	0	0	(116,071)	(116,071)
Equity, Attributable to Parent, Ending Balance at Mar. 31, 2024	$ 1,733	4,341,349	(6,421,559)	(2,078,477)
Shares, Outstanding, Ending Balance at Mar. 31, 2024	17,325,950
Equity, Attributable to Parent, Beginning Balance at Dec. 31, 2023	$ 1,733	4,325,474	(6,305,488)	(1,978,281)
Shares, Outstanding, Beginning Balance at Dec. 31, 2023	17,325,950
Stock-based compensation on RSA's vested				41,685
Net Income (Loss)				(362,383)
Equity, Attributable to Parent, Ending Balance at Sep. 30, 2024	$ 1,793	4,418,274	(6,667,871)	(2,247,804)
Shares, Outstanding, Ending Balance at Sep. 30, 2024	17,925,950
Deposit on Investment				26,175
Equity, Attributable to Parent, Beginning Balance at Dec. 31, 2023	$ 1,733	4,325,474	(6,305,488)	(1,978,281)
Shares, Outstanding, Beginning Balance at Dec. 31, 2023	17,325,950
Common stock issued for Restricted Stock Awards	$ 35	(35)	0	0
Common stock issued for Restricted Stock Awards	350,000
Stock-based compensation on RSA's vested	$ 0	48,879	0	48,879
Net Income (Loss)	0	0	(464,343)	(464,343)
Equity, Attributable to Parent, Ending Balance at Dec. 31, 2024	$ 1,793	4,425,468	(6,769,831)	(2,342,570)
Shares, Outstanding, Ending Balance at Dec. 31, 2024	17,925,950
Common stock sold	$ 6	24,994	0	25,000
Common stock sold	62,500
Deposit on Investment	$ 19	26,156	0	26,175
Deposit on Investment	187,500
Equity, Attributable to Parent, Beginning Balance at Mar. 31, 2024	$ 1,733	4,341,349	(6,421,559)	(2,078,477)
Shares, Outstanding, Beginning Balance at Mar. 31, 2024	17,325,950
Common stock issued for Restricted Stock Awards	$ 34	(34)	0	0
Common stock issued for Restricted Stock Awards	340,000
Stock-based compensation on RSA's vested	$ 0	19,915	0	19,915
Net Income (Loss)	0	0	(139,119)	(139,119)
Equity, Attributable to Parent, Ending Balance at Jun. 30, 2024	$ 1,773	4,386,224	(6,560,678)	(2,172,681)
Shares, Outstanding, Ending Balance at Jun. 30, 2024	17,728,450
Common stock sold	$ 6	24,994	0	25,000
Common stock sold	62,500
Common stock issued for Restricted Stock Awards	$ 1	(1)	0	0
Common stock issued for Restricted Stock Awards	10,000
Stock-based compensation on RSA's vested	$ 0	5,895	0	5,895
Net Income (Loss)	0	0	(107,193)	(107,193)
Equity, Attributable to Parent, Ending Balance at Sep. 30, 2024	$ 1,793	4,418,274	(6,667,871)	(2,247,804)
Shares, Outstanding, Ending Balance at Sep. 30, 2024	17,925,950
Deposit on Investment	187,500
Deposit on Investment, Value	$ 19	26,156	0	26,175
Equity, Attributable to Parent, Beginning Balance at Dec. 31, 2024	$ 1,793	4,425,468	(6,769,831)	(2,342,570)
Shares, Outstanding, Beginning Balance at Dec. 31, 2024	17,925,950
Stock-based compensation on RSA's vested	$ 0	3,145	0	3,145
Net Income (Loss)	0	0	68,288	68,288
Equity, Attributable to Parent, Ending Balance at Mar. 31, 2025	$ 1,793	4,428,613	(6,701,543)	(2,271,137)
Shares, Outstanding, Ending Balance at Mar. 31, 2025	17,925,950
Equity, Attributable to Parent, Beginning Balance at Dec. 31, 2024	$ 1,793	4,425,468	(6,769,831)	(2,342,570)
Shares, Outstanding, Beginning Balance at Dec. 31, 2024	17,925,950
Stock-based compensation on RSA's vested				13,915
Net Income (Loss)				(174,854)
Equity, Attributable to Parent, Ending Balance at Sep. 30, 2025	$ 1,833	4,439,343	(6,944,685)	(2,503,509)
Shares, Outstanding, Ending Balance at Sep. 30, 2025	18,325,950
Deposit on Investment				0
Restricted Stock Award	400,000
Equity, Attributable to Parent, Beginning Balance at Mar. 31, 2025	$ 1,793	4,428,613	(6,701,543)	(2,271,137)
Shares, Outstanding, Beginning Balance at Mar. 31, 2025	17,925,950
Stock-based compensation on RSA's vested	$ 0	3,145	0	3,145
Net Income (Loss)	0	0	(132,174)	(132,174)
Equity, Attributable to Parent, Ending Balance at Jun. 30, 2025	$ 1,793	4,431,758	(6,833,717)	(2,400,166)
Shares, Outstanding, Ending Balance at Jun. 30, 2025	17,925,950
Stock-based compensation on RSA's vested	$ 0	7,625	0	7,625
Net Income (Loss)	0	0	(110,968)	(110,968)
Equity, Attributable to Parent, Ending Balance at Sep. 30, 2025	$ 1,833	4,439,343	(6,944,685)	(2,503,509)
Shares, Outstanding, Ending Balance at Sep. 30, 2025	18,325,950
Restricted Stock Award	$ 40	$ (40)	$ 0	$ 0
Restricted Stock Award	400,000